Short-term Borrowings and Long-term Debt - Summary of Long-term Debt (Parenthetical) (Detail)	Mar. 31, 2013
Unsecured bonds due in September 2012 [Member]
Debt Disclosure [Line Items]
Unsecured bonds, interest rates	1.61%
Unsecured bonds due in September 2013 [Member]
Debt Disclosure [Line Items]
Unsecured bonds, interest rates	1.73%